Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks	£ 32,771	£ 17,107
Trading assets	30,555	30,035
Derivative financial instruments	19,942	25,471
Financial assets designated at fair value	2,096	2,140
Loans and advances to banks	5,927	4,348
Loans and advances to customers	199,490	199,738
Financial investments	17,611	17,466
Interests in other entities	73	61
Intangible assets	1,742	1,685	[1]
Property, plant and equipment	1,598	1,491
Retirement benefit assets	449	398
Other assets	2,511	2,571
Total assets	314,765	302,511	[1]
Liabilities
Deposits by banks	13,784	9,769
Deposits by customers	183,648	177,172
Trading liabilities	31,109	15,560
Derivative financial instruments	17,613	23,103
Financial liabilities designated at fair value	2,315	2,440
Debt securities in issue	42,633	50,346
Subordinated liabilities	3,793	4,303
Other liabilities	2,730	3,221
Provisions	558	700
Current tax liabilities	3	54
Deferred tax liabilities	88	128
Retirement benefit obligations	286	262
Total liabilities	298,560	287,058
Equity
Share capital	3,119	3,119
Share premium	5,620	5,620
Other equity instruments	2,281	1,785
Retained earnings	4,732	4,255	[1]
Other reserves	301	524
Total shareholders' equity	16,053	15,303	[1]
Non-controlling interests	152	150
Total equity	16,205	15,453	[1]
Total liabilities and equity	£ 314,765	£ 302,511	[1]

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.